Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimal Purchase, Lease and Rental Commitments	At December 31, 2016, future minimal purchase, lease and rental commitments were as follows:

Years Ending
December 31,
2017	$2,311
2018	1,568
2019	1,462
2020	67
2021	34

Total	$5,442